GOODWILL AND INTANGIBLE ASSETS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Balance as of January 1, 2026	$ 0
Acquired through business combination	9,851
Measurement period adjustments	0
Balance as of June 30, 2026	$ 9,851